Short-term Investment And Investments Under Fair Value - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Short-Term Investments [Abstract]
Term deposits	¥ 18,929	$ 2,630	¥ 24,332
Total	¥ 18,929	$ 2,630	¥ 24,332